Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current					$ 3,282	$ 3,360
Deferred					(899)	281
Change in federal income tax rate						878
Total income tax expense	$ 732	$ 671	$ 1,451	$ 1,298	$ 2,383	$ 4,519